Leases (Details) (USD $)	Dec. 31, 2012
Leases Details
2014	$ 7,767
2015	5,917
2016	541
Total Minimum Lease Payments	14,225
Less: Amount Representing Interest	(1,416)
Present Value of Minimum Lease Payments	12,809
Less: Current Maturities of Capital Lease Obligations	(6,351)
Long-Term Capital Lease Obligations	$ 6,458